REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Related Loans Residential Mortgage Loans Subprime Mortgage Loans Tables
Schedule of Real Estate Loans and Other Receivables
The following is a summary of real estate related loans, residential mortgage loans and subprime mortgage loans. The loans contain various terms, including fixed and floating rates, self-amortizing and interest only. They are generally subject to prepayment.

	December 31, 2012								December 31, 2011
					Weighted Average Coupon	Weighted Average Maturity (Years) (B)	Floating Rate Loans as a % of Face Amount
	Outstanding Face Amount	Carrying Value (A)	Loan Count	Wtd. Avg. Yield				Delinquent Face Amount (C)	Carrying Value	Wtd. Avg. Yield
Loan Type
Mezzanine Loans	$527,793	$442,529	17	10.10%	8.57%	2.2	67.0%	$12,000	$469,326	10.35%
Corporate Bank Loans	391,904	208,863	7	18.85%	8.66%	3.6	47.8%	—	161,153	21.79%
B-Notes	171,258	161,610	6	10.40%	5.37%	2.1	86.4%	—	152,535	12.25%
Whole Loans	30,130	30,130	3	5.21%	3.82%	1.1	96.6%	—	30,566	5.31%
Total Real Estate Related Loans Held-for-Sale, Net (D)	$1,121,085	$843,132	33	12.15%	7.98%	2.6	64.0%	$12,000	$813,580	12.78%
Non-Securitized Manufactured Housing Loan Portfolio I	$573	$163	15	38.84%	7.75%	0.7	0.0%	$103	$199	39.80%
Non-Securitized Manufactured Housing Loan Portfolio II	3,072	2,308	115	15.46%	10.03%	5.5	9.1%	346	2,488	15.54%
Total Residential Mortgage Loans Held-for-Sale, Net (F)	$3,645	$2,471	130	17.00%	9.67%	4.7	7.7%	$449	$2,687	17.34%
Securitized Manufactured Housing Loan Portfolio I	$118,746	$100,124	3,172	9.48%	8.66%	6.8	0.8%	$1,558	$112,316	9.51%
Securitized Manufactured Housing Loan Portfolio II	153,193	150,123	5,381	7.54%	9.63%	5.6	16.8%	2,775	175,120	7.55%
Residential Loans	56,131	42,214	198	7.41%	2.56%	6.2	100.0%	9,852	43,800	7.92%
Total Residential Mortgage Loans Held- for-Investment, Net (E) (F)	$328,070	$292,461	8,751	8.19%	8.07%	6.1	25.2%	$14,185	$331,236	8.26%
Subprime Mortgage Loans Subject to Call Option	$406,217	$405,814							$404,723

(A)
The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.

(B)	The weighted average maturity is based on the timing of expected principal reduction on the assets.

(C)
Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers’ in bankruptcy) or considered real estate owned (“REO”). As of December 31, 2012 and December 31, 2011, $137.7 million and $117.2 million face amount of real estate related loans, respectively, was on non-accrual status.

(D)	Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows:

		December 31, 2012
		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Loan Type
Individual Bank Loan	(3)	$158,991	$128,991	607,130	1	24.85%	15.55%	6.50
Individual Mezzanine Loan	(5)	68,741	68,741	721,776	1	8.65%	8.65%	3.50
Individual Mezzanine Loan	(4)	53,510	53,510	815,728	1	10.00%	10.46%	1.50
Individual B-Note Loan	(4)	50,000	50,000	225,000	1	8.54%	5.93%	3.25
Individual Bank Loan	(6)	128,230	47,637	—	1	6.28%	2.22%	1.66
Individual B-Note Loan	(4)	53,574	46,672	2,065,615	1	12.00%	3.09%	1.75
Individual Mezzanine Loan	(4)	45,000	45,000	317,000	1	9.95%	9.25%	2.00
Individual Mezzanine Loan	(4)	40,000	40,000	324,940	1	8.42%	8.00%	1.17
Individual Mezzanine Loan	(4)	38,510	38,510	815,728	1	12.00%	12.19%	1.50
Individual Mezzanine Loan	(4)	36,485	36,485	214,243	1	8.67%	8.00%	1.58
Individual Mezzanine Loan	(4)	36,667	35,017	745,600	1	8.00%	7.00%	3.25
Individual Whole Loan	(7)	29,117	29,117	—	1	5.15%	3.69%	1.12
Others	(8)	382,260	223,452		21	11.78%	7.11%	1.86
		$1,121,085	$843,132		33	12.15%	7.98%	2.62

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.

(2)	For others, represents weighted average yield and weighted average coupon.

(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.

(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.

(5)	Principal repayment based on a 30-year amortization schedule after July 2013.

(6)	Annual amortization payment equal to 50% of excess cash flow.

(7)	Interest only payment over life to maturity with a discounted pay off option prior to April 2014.

(8)
Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$690	$275	$791	$492	$2,248	$116,498	$118,746
Securitized Manufactured Housing Loan Portfolio II	$1,158	$501	$1,512	$762	$3,933	$149,260	$153,193
Residential Loans	$—	$488	$9,250	$114	$9,852	$46,279	$56,131

Newcastle’s management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

(F)	Loans acquired at a discount for credit quality.

Schedule of Large Loans
(D)	Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows:

		December 31, 2012
		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Loan Type
Individual Bank Loan	(3)	$158,991	$128,991	607,130	1	24.85%	15.55%	6.50
Individual Mezzanine Loan	(5)	68,741	68,741	721,776	1	8.65%	8.65%	3.50
Individual Mezzanine Loan	(4)	53,510	53,510	815,728	1	10.00%	10.46%	1.50
Individual B-Note Loan	(4)	50,000	50,000	225,000	1	8.54%	5.93%	3.25
Individual Bank Loan	(6)	128,230	47,637	—	1	6.28%	2.22%	1.66
Individual B-Note Loan	(4)	53,574	46,672	2,065,615	1	12.00%	3.09%	1.75
Individual Mezzanine Loan	(4)	45,000	45,000	317,000	1	9.95%	9.25%	2.00
Individual Mezzanine Loan	(4)	40,000	40,000	324,940	1	8.42%	8.00%	1.17
Individual Mezzanine Loan	(4)	38,510	38,510	815,728	1	12.00%	12.19%	1.50
Individual Mezzanine Loan	(4)	36,485	36,485	214,243	1	8.67%	8.00%	1.58
Individual Mezzanine Loan	(4)	36,667	35,017	745,600	1	8.00%	7.00%	3.25
Individual Whole Loan	(7)	29,117	29,117	—	1	5.15%	3.69%	1.12
Others	(8)	382,260	223,452		21	11.78%	7.11%	1.86
		$1,121,085	$843,132		33	12.15%	7.98%	2.62

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.

(2)	For others, represents weighted average yield and weighted average coupon.

(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.

(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.

(5)	Principal repayment based on a 30-year amortization schedule after July 2013.

(6)	Annual amortization payment equal to 50% of excess cash flow.

(7)	Interest only payment over life to maturity with a discounted pay off option prior to April 2014.

(8)
Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

Aging Schedule of Past Due Residential Loans Held For Investment
(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$690	$275	$791	$492	$2,248	$116,498	$118,746
Securitized Manufactured Housing Loan Portfolio II	$1,158	$501	$1,512	$762	$3,933	$149,260	$153,193
Residential Loans	$—	$488	$9,250	$114	$9,852	$46,279	$56,131

Newcastle’s management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

Schedule of Real Estate Related Loans By Maturity
The following is a summary of real estate related loans by maturity at December 31, 2012:

	Outstanding		Number of
Year of Maturity (1)	Face Amount	Carrying Value	Loans
Delinquent (2)	$12,000	$—	1
2013	96,942	44,850	4
2014	445,380	273,288	12
2015	59,907	56,185	5
2016	236,892	235,242	5
2017	95,359	90,161	4
Thereafter	174,605	143,406	2
Total	$1,121,085	$843,132	33

(1)	Based on the final extended maturity date of each loan investment as of December 31, 2012.
(2)	Includes loans that are non-performing, in foreclosure, or under bankruptcy.

Schedule of Activity in Carrying Value of Real Estate Loans and Residential Mortgage Loans
Activities relating to the carrying value of our real estate loans and residential mortgage loans are as follows:

	Held for Sale		Held for Investment

	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans
December 31, 2009	$573,862	$383,647	$—
Purchases / additional fundings	113,733	—	—
Interest accrued to principal balance	12,535	—	—
Principal paydowns	(136,078)	(34,781)	(10,916)
Sales	(51,225)	—	—
Transfer to held for investment	—	(135,942)	135,942
Transfer to other investments	(24,907)	—	—
Valuation (allowance) reversal on loans	299,620	41,227	(960)
Accretion of loan discount and other amortization	—	—	1,035
Deconsolidation of CDO VII	(5,453)	—	—
Other	518	(938)	(127)
December 31, 2010	$782,605	$253,213	$124,974
Purchases / additional fundings	384,850	—	—
Interest accrued to principal balance	19,507	—	—
Principal paydowns	(270,767)	(8,818)	(30,514)
Sales	(125,141)	—	—
Transfer to held for investment	—	(238,721)	238,721
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Accretion of loan discount and other amortization	(7)	—	2,371
Other	904	(123)	(714)
December 31, 2011	$813,580	$2,687	$331,236
Purchases / additional fundings	109,491	—	—
Interest accrued to principal balance	22,835	—	—
Principal paydowns	(129,950)	(686)	(38,182)
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Loss on repayment of loans held for sale	(1,614)	—	—
Accretion of loan discount and other amortization	—	—	4,002
Other	577	(23)	(476)
December 31, 2012	$843,132	$2,471	$292,461

Rollforward for loss allowance related to real estate loans
The following is a rollforward of the related loss allowance:

	Held for Sale		Held for Investment
	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans (C)
Balance at December 31, 2010	$(321,591)	$(25,193)	$(21,350)
Charge-offs (A)	71,945	4,232	5,802
Reclassified as accretable discount (B)	—	—	14,439
Transfer to held-for-investment	—	21,364	(21,364)
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Balance at December 31, 2011	$(228,017)	$(2,461)	$(26,075)
Charge-offs (A)	17,742	896	7,716
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Balance at December 31, 2012	$(182,062)	$(1,072)	$(22,478)

(A)	The charge-offs for real estate related loans represent two and six loans which were written off, sold, restructured, or paid off at a discounted price during 2012 and 2011, respectively.
(B)
Represents the accretable discount of the residential loans upon the reclassification from held-for-sale to held-for-investment, which will be recognized prospectively as an adjustment of the loans’ yield over the expected life of the loans.

(C)	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.

Schedule of details subprime mortgage loans

	Subprime Portfolio
	I	II
Date of acquisition	March 2006	March 2007
Original number of loans (approximate)	11,300	7,300
Predominant origination date of loans	2005	2006
Original face amount of purchase	$1.5 billion	$1.3 billion

Pre-securitization loan write-down	($4.1 million)	($5.8 million)
Gain on pre-securitization hedge	$5.5 million	$5.8 million
Gain on sale	Less than $0.1 million	$0.1 million

Securitization date	April 2006	July 2007
Face amount of loans at securitization	$1.5 billion	$1.1 billion
Face amount of notes sold by trust	$1.4 billion	$1.0 billion
Stated maturity of notes	March 2036	April 2037
Face amount of notes retained by Newcastle	$37.6 million	$38.8 million
Fair value of equity retained by Newcastle	$62.4 million (A)	$46.7 million (A)
Key assumptions in measuring such fair value (A):
Weighted average life (years)	3.1	3.8
Expected credit losses	5.3%	8.0%
Weighted average constant prepayment rate	28.0%	30.1%
Discount rate	18.8%	22.5%

(A)	As of the date of transfer.

Schedule of Holdings in Subprime Mortgage Loans
The following table presents information on the retained interests in the securitizations of Subprime Portfolios I and II at December 31, 2012:

	Subprime Portfolio
	I	II	Total
Total securitized loans (unpaid principal balance) (A)	$423,872	$564,569	$988,441
Loans subject to call option (carrying value)	$299,176	$106,638	$405,814
Retained interests (fair value) (B)	$1,344	$—	$1,344

(A)	Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
(B)
The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle’s residual interests were written off in 2010. The yield of the retained note was 8.36% as of December 31, 2012.

Schedule of details regarding subprime mortgage loans
The following table summarizes certain characteristics of the underlying subprime mortgage loans, and related financing, in the securitizations as of December 31, 2012 (unaudited, except stated otherwise):

	Subprime Portfolio
	I	II
Loan unpaid principal balance (UPB) (A)	$423,872	$564,569
Weighted average coupon rate of loans	5.59%	4.71%
Delinquencies of 60 or more days (UPB) (B)	$109,213	$200,253
Net credit losses for year ended
December 31, 2012	$27,548	$34,866
December 31, 2011	$29,460	$54,217
Cumulative net credit losses	$220,417	$256,719
Cumulative net credit losses as a % of original UPB	14.7%	23.6%
Percentage of ARM loans (C)	51.0%	64.4%
Percentage of loans with loan-to-value ratio >90%	10.4%	17.2%
Percentage of interest-only loans	20.8%	4.1%
Face amount of debt (A) (D)	$418,906	$564,569
Weighted average funding cost of debt (E)	0.57%	1.11%

(A)	Audited.
(B)	Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
(C)
ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.

(D)	Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2012.
(E)	Includes the effect of applicable hedges.

Schedule of Cash Flows of Subprime Mortgage Holdings
Cash flows related to the two securitizations were as follows:

	Subprime Portfolio
	I	II
Net cash inflows from retained interests
Year Ended December 31, 2012	$—	$—

Year Ended December 31, 2011	$29	$77

Year Ended December 31, 2010	$315	$629